Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company has various lease agreements for certain of its offices, facilities, and equipment. Leases may include one or more options to renew. Renewals are not in the determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All leases were measured under a single criterion with the exception of those with terms not exceeding 12 months and low-value leases.

	December 31, 2020	December 31, 2021
Amortization of right-of-use assets	$56,964	$80,689
Interest expense on lease liabilities	34,807	26,859
Short-term and low-value leases expense	1,409	1,195
Total net lease cost	$93,180	$108,743
Weighted average remaining lease term	7.35 years	6.51 years
Weighted average discount rate	7.99%	6.65%
The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020 and 2021:

	December 31, 2020		December 31, 2021
	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$165,621	$131,270	$156,784	$134,971
2-5 years	256,597	185,261	231,819	190,801
After 5 years	175,778	147,981	123,298	99,746
	597,996	464,512	511,901	425,518
Less: amounts representing
finance charges	(133,484)	—	$(86,383)	—
Present value of minimum lease payments	$464,512	$464,512	$425,518	$425,518
Noncurrent		$333,242		$290,547
Current		131,270		134,971
		$464,512		$425,518
Supplemental cash flow information related to leases is as follows:

	December 31, 2020	December 31, 2021
Cash flows used in operating activities:
Payments of short-term and low-value leases	$(1,409)	(1,195)
Interest paid	(34,807)	(26,859)
Cash flows used in financing activities:
Payment of lease obligations	(73,249)	(78,260)
The following table summarizes the movement of right-of-use assets which primarily relates to building and leasehold improvements during the years ended December 31, 2020 and 2021 is as follows:

	December 31, 2020	December 31, 2021
Beginning balance	$348,163	$292,193
Additions	994	93,773
Amortization	(56,964)	(80,689)
Ending balance	$292,193	$305,277